Exhibit 99.1

NAME OF ISSUING ENTITY	CHECK IF REGIS- TERED	NAME OF ORIGIN- ATOR[a]	TOTAL ASSETS IN ABS BY ORIGINATOR			ASSETS THAT WERE SUBJECT OF DEMAND			ASSETS THAT WERE REPURCHASED OR REPLACED			ASSETS PENDING REPURCHASE OR REPLACE- MENT (WITHIN CURE PERIOD)			DEMAND IN DISPUTE			DEMAND WITH- DRAWN			DEMAND RE- JECTED
			(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
KeyCorp Student Loan Trust 2003-A
CIK #0001257363		Fleet National Bank[b]	168	$1,887,394.94	0.55%	0	$0.00	0%	0	$0.00	0.0000%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%
		Access Group, Inc.	144	$1,284,158.88	0.37%	0	$0.00	0%	0	$0.00	0.0000%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%
		Key Bank USA, National Association[c] and Other Third- Parties[d]	35,895	$340,147,873.65	99.08%	0	$0.00	0%	3	$8,778.89	0.0026%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%

Total			36,207	$343,319,427.47	100%	0	$0.00	0%	3	$8,778.89	0.0026%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%	0	$0.00	0%

[a]

The entities identified as “Originator” are entities that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets. The securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense, as explained in footnote “d” below.

[b]	Bank of America, National Association is the successor-in-interest to Fleet National Bank.

[c]	KeyBank National Association (“KBNA”) is the successor-in-interest to Key Bank USA, National Association.

[d]

KBNA exited the student loan origination business in October 2008 with respect to private student loans and in December 2009 with respect to federal student loans. KBNA’s origination systems were subsequently shut down and the data is no longer available. In addition, prior to 2008 KBNA did not store student loan originator data outside the loan origination systems. As a result, there is currently no originator data available to report for Other Third-Party Originators, excluding Fleet National Bank and Access Group, Inc. Retroactively collecting that data with respect to the remaining outstanding student loans would involve unreasonable effort and expense. As a result, all Other Third -Party Originator data has been consolidated with the data related to originations by Key Bank USA, National Association. Notwithstanding the foregoing, Other Third-Party Originator loans represent a de minimus amount of the outstanding principal balance presented in column (c). No third party has verified any of the information contained in this Form ABS-15G.